Note 11 - Finance Cost and Income (Details Textual) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Net finance cost, realization of exchange value	R$ 179.1	R$ 835.7
Net finance cost, related to PERT 2017		R$ 141.0